Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 2,858
Total assets	$ 590,382
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Cash (Fidelity reserves) - self-directed brokerage liquid account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,696
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Common/collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 400,578
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Investment Trust [Member]
Investment, Identifier [Axis]: Common/collective investment trusts Artisan International Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,313
EBP, Investment, Issuer Name [Extensible Enumeration]	Artisan International Growth [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Spartan 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,611
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan 500 Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Spartan Extended Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 45,374
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Extended Market Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Spartan Total International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,632
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Total International Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,357
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,680
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,228
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,375
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,342
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 37,220
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,049
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,855
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,321
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,889
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,008
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common/collective investment trusts Vanguard Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,324
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 116,342
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Mutual funds American Beacon Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,393
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon Small Cap Value [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds American Funds Washington Mutual
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,528
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Washington Mutual [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Baron Discovery Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 602
EBP, Investment, Issuer Name [Extensible Enumeration]	Baron Discovery Fund Institutional Shares [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Cohen & Steers Global Realty
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,867
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Global Realty [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Fidelity Short-Term Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,419
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Short-Term Bond Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Fidelity U.S. Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,332
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Impax Sustainable Allocation
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,968
EBP, Investment, Issuer Name [Extensible Enumeration]	Impax Sustainable Allocation [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds JPMorgan Large Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 38,475
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Metropolitan West High Yield Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,476
EBP, Investment, Issuer Name [Extensible Enumeration]	Metropolitan West High Yield Bond [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds PIMCO Real Return
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,681
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Real Return [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Vanguard Total International Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 314
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Bond Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mutual funds Vanguard Treasury Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,287
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Treasury Money Market [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Prologis common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 43,333
Number of Shares | shares	339,000
Investment, Identifier [Axis]: Self-directed brokerage invested account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,575
EBP, Asset Held for Investment, Party-in-Interest [true false]	true